Commitments and Contingencies (Details) - CNY (¥)	Mar. 05, 2024	Jun. 30, 2025
Commitments and Contingencies [Line Items]
Demanding return payment	¥ 2,973,600
Frozen amount		¥ 468,526
Contingencies [Member]
Commitments and Contingencies [Line Items]
Frozen amount